Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Nov. 30, 2006	Nov. 10, 2006 EUR (€)	Nov. 09, 2006 EUR (€)
Consolidated Balance Sheets [Abstract]
Provision for doubtful accounts		$ 3,530		$ 2,606	$ 3,392
Ordinary share capital, par value	€ 0.01		€ 0.01				€ 0.01	€ 1.00
Ordinary share capital, shares authorized	250,000,000	250,000,000	250,000,000
Ordinary share capital, shares issued	113,363,535	113,363,535	113,363,535			26,100,000	78,236,957
Ordinary share capital, shares outstanding	113,363,535	113,363,535	113,363,535			45,000	78,236,957